MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues
	Year ended December 31,
	2015	2014	2013

USA	$223,341	$185,583	$123,399
Australia	110,290	107,539	89,894
Canada	70,739	57,898	49,214
Israel	39,645	41,286	42,024
Europe	23,949	23,109	22,973
Rest of World	31,551	31,987	29,050

	$499,515	$447,402	$356,554

Schedule of Long-Lived Assets
	December 31,
	2015	2014

Israel	$88,658	$93,976
Australia	1,657	1,857
USA	133,481	75,873
Canada	1,548	1,144
Rest of World	94	143

	$225,438	$172,993